Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	9
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:	$1,260,113,012.83

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%	January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%	October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%	April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%	July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%	July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%	July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%	June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$332,228,825.71	0.8305721	$298,553,349.95	0.7463834	$33,675,475.76
Class A-3 Notes	$400,000,000.00	1.0000000	$400,000,000.00	1.0000000	$-
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$944,878,825.71	0.7555102	$911,203,349.95	0.7285838	$33,675,475.76

Weighted Avg. Coupon (WAC)	3.17%		3.16%
Weighted Avg. Remaining Maturity (WARM)	49.19		48.25
Pool Receivables Balance	$993,577,794.13		$958,699,716.45
Remaining Number of Receivables	63,801		62,830

Adjusted Pool Balance	$963,780,520.90		$930,105,045.14

III. COLLECTIONS

Principal:
Principal Collections	$33,477,268.05
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$729,986.71
Total Principal Collections	$34,207,254.76

Interest:
Interest Collections	$2,607,071.63
Late Fees & Other Charges	$56,006.36
Interest on Repurchase Principal	$-
Total Interest Collections	$2,663,077.99

Collection Account Interest	$3,828.91
Reserve Account Interest	$370.86
Servicer Advances	$-

Total Collections	$36,874,532.52

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	9
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$36,874,532.52
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$36,874,532.52

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$827,981.50		$827,981.50	$827,981.50
Collection Account Interest					$3,828.91
Late Fees & Other Charges					$56,006.36
Total due to Servicer					$887,816.77

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$188,263.00		$188,263.00
Class A-3 Notes		$350,000.00		$350,000.00
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$684,658.92		$684,658.92	$684,658.92

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$35,149,218.83

9. Regular Principal Distribution Amount:					$33,675,475.76

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$33,675,475.76
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$33,675,475.76		$33,675,475.76
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$33,675,475.76		$33,675,475.76

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,473,743.07

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$29,797,273.23
Beginning Period Amount	$29,797,273.23
Current Period Amortization	$1,202,601.92
Ending Period Required Amount	$28,594,671.31
Ending Period Amount	$28,594,671.31
Next Distribution Date Required Amount	$27,416,475.08

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%
		Beginning	Ending	Target
Overcollateralization Amount		$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool		1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool		1.96%	2.03%	2.03%

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	September 2015
Distribution Date	10/15/2015
Transaction Month	9
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.17%	62,311	98.89%	$948,038,775.28
30 - 60 Days	0.64%	400	0.86%	$8,255,460.09
61 - 90 Days	0.15%	92	0.20%	$1,880,539.93
91 + Days	0.04%	27	0.05%	$524,941.15
		62,830		$958,699,716.45
Total
Delinquent Receivables 61 + days past due	0.19%	119	0.25%	$2,405,481.08
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.20%	125	0.26%	$2,538,556.50
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.16%	105	0.21%	$2,130,301.15
Three-Month Average Delinquency Ratio	0.18%		0.24%

Repossession in Current Period		48		$990,775.78
Repossession Inventory		104		$662,213.30

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,400,809.63
Recoveries				$(729,986.71)
Net Charge-offs for Current Period				$670,822.92

Beginning Pool Balance for Current Period				$993,577,794.13

Net Loss Ratio				0.81%
Net Loss Ratio for 1st Preceding Collection Period				1.15%
Net Loss Ratio for 2nd Preceding Collection Period				0.64%
Three-Month Average Net Loss Ratio for Current Period				0.87%

Cumulative Net Losses for All Periods				$5,032,463.51
Cumulative Net Losses as a % of Initial Pool Balance				0.39%

Principal Balance of Extensions				$4,374,147.67
Number of Extensions				202